Document and Entity Information	Jun. 30, 2020
Cover [Abstract]
Entity Registrant Name	MINERALS TECHNOLOGIES INC
Amendment Flag	false
Entity Central Index Key	0000891014
Document Type	8-K
Document Period End Date	Jun. 30, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-11430
Entity Tax Identification Number	25-1190717
Entity Address, Address Line One	622 Third Avenue
Entity Address, Address Line Two	38th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017-6707
City Area Code	(212)
Local Phone Number	878-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value
Trading Symbol	MTX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false